200 Clarendon Street 27th Floor Boston, MA 02116-5021 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com
CHELSEA CHILDS chelsea.childs@dechert.com +617 728 7128 Direct +617 275 8419 Fax

May 3, 2012

Via Electronic Transmission

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:         Russell Investment Funds
File Nos. 033-18030 and 811-05371

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies on behalf of Russell Investment Funds (the “Trust”) that the forms of Prospectuses and Statements of Additional Information included in Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A (“PEA 46”) that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 46.  I hereby further certify that PEA 46 was filed electronically with the Commission on April 27, 2012 pursuant to Rule 485(b) under the Securities Act.

No fees are required in connection with this filing.  Please call me at (617) 728-7128 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Chelsea M. Childs
Chelsea M. Childs

cc:           John V. O’Hanlon, Esq.
Mary Beth Rhoden, Esq.